Summary of Significant Accounting Policies - Schedule of Gains and Losses on Marketable Securities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Gains and Losses on Marketable Securities [Abstract]
Net gains (losses) during the period on marketable securities	[1]	$ 10.8	$ 6.67	$ (2.64)
Less: realized net gains (losses) on marketable securities		7.47	6.23	0.44
Unrealized gains (losses) on marketable securities		$ 3.33	$ 0.44	$ (3.08)

[1]	Included in “investment income” in the accompanying consolidated statements of operations and comprehensive loss.